Significant Accounting Policies - Summary of Aging of Trade Receivables (Details) - Credit Risk - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Assets That Are Either Past Due Or Impaired [Line Items]
Trade receivables	$ 2,356	$ 181
Between One and Two Months
Disclosure Of Financial Assets That Are Either Past Due Or Impaired [Line Items]
Trade receivables	2,194	159
Between Two and Three Months
Disclosure Of Financial Assets That Are Either Past Due Or Impaired [Line Items]
Trade receivables	65	15
More Than Three Months
Disclosure Of Financial Assets That Are Either Past Due Or Impaired [Line Items]
Trade receivables	$ 97	$ 7